Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 07, 2015
Registrant Name	Absolute Shares Trust
Central Index Key	0001591939
Amendment Flag	false
Document Creation Date	Nov. 06, 2015
Document Effective Date	Nov. 07, 2015
Prospectus Date	Nov. 07, 2015
WBI Tactical Rotation Shares | WBI Tactical Rotation Shares
Prospectus:
Trading Symbol	WBIR